Revenues (Details) - Schedule of composition - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Composition Abstract
Consoles	$ 361	$ 695
Disposables	667	556
Exclusive distribution agreement	484	822
Total	$ 1,512	$ 2,073